Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets, net, consisted - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Successor [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets, net, consisted [Line Items]
Intangible assets amount	$ 115,000	$ 115,000
Intangible assets accumulated amortization	5,266	1,316
Intangible assets net carrying value	109,734	113,684
Predecessor [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets, net, consisted [Line Items]
Intangible assets amount		115,000
Intangible assets accumulated amortization		1,316
Intangible assets net carrying value		113,684
Trade Names [Member] | Successor [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets, net, consisted [Line Items]
Intangible assets amount	6,000	6,000
Intangible assets accumulated amortization	626	126
Intangible assets net carrying value	5,374	5,874
Trade Names [Member] | Predecessor [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets, net, consisted [Line Items]
Intangible assets amount		6,000
Intangible assets accumulated amortization		126
Intangible assets net carrying value		5,874
Customer Relationships [Member] | Successor [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets, net, consisted [Line Items]
Intangible assets amount	29,000	29,000
Intangible assets accumulated amortization	1,884	434
Intangible assets net carrying value	27,116	28,566
Customer Relationships [Member] | Predecessor [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets, net, consisted [Line Items]
Intangible assets amount		29,000
Intangible assets accumulated amortization		434
Intangible assets net carrying value		28,566
Licenses [Member] | Successor [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets, net, consisted [Line Items]
Intangible assets amount	80,000	80,000
Intangible assets accumulated amortization	2,756	756
Intangible assets net carrying value	$ 77,244	79,244
Licenses [Member] | Predecessor [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets, net, consisted [Line Items]
Intangible assets amount		80,000
Intangible assets accumulated amortization		756
Intangible assets net carrying value		$ 79,244